Note 21 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 2,489	$ 1,853	$ 2,966	$ 1,041	$ 3,141	$ 3,269	$ 3,290	$ 3,011	$ 8,349	$ 12,711
Other, net									551	(1,867)
Net cash provided by operating activities									15,082	13,459
Stock options exercised									12	4
Repurchase of treasury shares									(1,191)	(2,229)
Cash dividends									3,834	3,685
Net cash used in financing activities									197,547	(86,555)
Parent Company [Member]
Net income									8,349	12,711
Equity method investments, income (loss)									(4,327)	(9,778)
Stock-based compensation									144	548
Loss (gain) on equity securities									101	(94)
Other, net									(609)	3,095
Net cash provided by operating activities									3,658	6,482
Proceeds from issuance of common stock									0	95
Restricted stock cash portion									0	(44)
Stock options exercised									12	4
Proceeds from dividend reinvestment plan									0	372
Repurchase of treasury shares									(1,191)	(2,229)
Cash dividends									(3,834)	(3,685)
Net cash used in financing activities									(5,013)	(5,487)
(Decrease) increase in cash									(1,355)	995
CASH AT BEGINNING OF YEAR				$ 2,577				$ 1,582	2,577	1,582
CASH AT END OF YEAR	$ 1,222				$ 2,577				1,222	2,577
Increase in common stock through increase in other, net									0	265
Parent Company [Member] | Middlefield Banking Company [Member]
Equity method investments, income (loss)									(5,726)	(10,742)
Parent Company [Member] | EMORECO [Member]
Equity method investments, income (loss)									$ 1,399	$ 964